UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Anchorage Advisors, LLC
                  -----------------------
Address:          610 Broadway, 6th Floor
                  -----------------------
                  New York, NY 10012
                  -----------------------


Form 13F File Number: 028-11711
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Anthony L. Davis
            ----------------
Title:      Managing Member of Anchorage Advisors Management, LLC
            -----------------------------------------------------
Phone:      212-432-4600
            ------------

Signature, Place and Date of Signing:


/s/ Anthony L. Davis                   New York, New York      November 14, 2008
------------------------------------   ------------------      -----------------
          [Signature]                     [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                          0
                                             ----------------------------------
Form 13F Information Table Entry Total:                     38
                                             ----------------------------------
Form 13F Information Table Value Total:                 $622,983
                                             ----------------------------------
                                                       (in thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      NONE

                                              ANCHORAGE ADVISORS, LLC
                                                     FORM 13F
                                          Quarter Ended September 30, 2008

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ABITIBIBOWATER INC             COM              003687100    5,936  1,533,808 SH         SOLE           1,533,808
-----------------------------------------------------------------------------------------------------------------------------------
AMBAC FINL GROUP INC           COM              023139108    1,441    618,600 SH         SOLE             618,600
-----------------------------------------------------------------------------------------------------------------------------------
ASBURY AUTOMOTIVE GROUP INC    COM              043436104    7,162    621,700 SH         SOLE             621,700
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF THE OZARKS INC         COM              063904106    5,681    210,414 SH         SOLE             210,414
-----------------------------------------------------------------------------------------------------------------------------------
BANNER CORP                    COM              06652V109    5,507    458,537 SH         SOLE             458,537
-----------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO        COM              110122108    8,340    400,000 SH  PUT    SOLE             400,000
-----------------------------------------------------------------------------------------------------------------------------------
CF INDS HLDGS INC              COM              125269100   67,040    733,000 SH         SOLE             733,000
-----------------------------------------------------------------------------------------------------------------------------------
ENER1 INC                      COM NEW          29267A203   47,843  6,125,855 SH         SOLE           6,125,855
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY XXI (BERMUDA) LTD       COM SHS          G10082108       30     10,000 SH         SOLE              10,000
-----------------------------------------------------------------------------------------------------------------------------------
FIRST NIAGARA FINL GP INC      COM              33582V108   14,121    896,600 SH         SOLE             896,600
-----------------------------------------------------------------------------------------------------------------------------------
FIRSTFED FINL CORP COM         COM              337907109    5,068    646,400 SH         SOLE             646,400
-----------------------------------------------------------------------------------------------------------------------------------
FIRSTMERIT CORP                COM              337915102    8,489    404,247 SH         SOLE             404,247
-----------------------------------------------------------------------------------------------------------------------------------
FRONTEER DEV GROUP INC         COM              35903Q106   22,240  7,776,250 SH         SOLE           7,776,250
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP              COM              370442105    5,198    550,000 SH  PUT    SOLE             550,000
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC        COM              38141G104   16,000    125,000 SH         SOLE             125,000
-----------------------------------------------------------------------------------------------------------------------------------
GROUP 1 AUTOMOTIVE INC         COM              398905109   24,961  1,148,705 SH         SOLE           1,148,705
-----------------------------------------------------------------------------------------------------------------------------------
HANCOCK HLDG CO                COM              410120109   20,655    405,000 SH         SOLE             405,000
-----------------------------------------------------------------------------------------------------------------------------------
HOSPIRA INC                    COM              441060100    7,258    190,000 SH         SOLE             190,000
-----------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP                  COM              447011107    3,465    275,000 SH         SOLE             275,000
-----------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS INC          CONV7.75% SR P   52523J453       43     42,556 SH         SOLE              42,556
-----------------------------------------------------------------------------------------------------------------------------------
LIVEPERSON INC                 COM              538146101   12,804  4,400,020 SH         SOLE           4,400,020
-----------------------------------------------------------------------------------------------------------------------------------
LODGENET INTERACTIVE CORP      COM              540211109    4,442  2,188,200 SH         SOLE           2,188,200
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP COM         COM              635405103    4,409  2,519,400 SH         SOLE           2,519,400
-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                 COM NEW          629377508   73,973  2,988,800 SH         SOLE           2,988,800
-----------------------------------------------------------------------------------------------------------------------------------
ORION ENERGY SYSTEMS INC       COM              686275108    8,670  1,545,403 SH         SOLE           1,545,403
-----------------------------------------------------------------------------------------------------------------------------------
PEOPLES UNITED FINANCIAL INC   COM              712704105   19,250  1,000,000 SH         SOLE           1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
POPULAR INC                    COM              733174106    2,902    350,000 SH         SOLE             350,000
-----------------------------------------------------------------------------------------------------------------------------------
RADIAN GROUP INC               COM              750236101    2,704    536,600 SH         SOLE             536,600
-----------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5   79,649  1,000,000 PRN        SOLE                              NONE
-----------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST              KBW REGN BK ETF  78464A698   32,483    915,000 SH         SOLE             915,000
-----------------------------------------------------------------------------------------------------------------------------------
SUNTRUST BKS INC               COM              867914103    6,789    150,899 SH         SOLE             150,899
-----------------------------------------------------------------------------------------------------------------------------------
TERRA INDS INC                 COM              880915103   22,050    750,000 SH         SOLE             750,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC         COM              91324P102    7,934    312,500 SH  CALL   SOLE             312,500
-----------------------------------------------------------------------------------------------------------------------------------
VALLEY NATL BANCORP            COM              919794107   20,960  1,000,000 SH         SOLE           1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP NEW              COM              929903102   10,500  3,000,000 SH         SOLE           3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP NEW              CONV7.5%PFD CL   929903219   17,325     45,000 SH         SOLE              45,000
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC             CONV7.75% SER R  939322814        8     27,513 SH         SOLE              27,513
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WELLPOINT INC                  COM              94973V107   19,653    420,200 SH  CALL   SOLE             420,200
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